SEGMENT	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
SEGMENT

NOTE 19 – SEGMENT

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The management of the Company concludes that it has four reporting segments listed as below. The Company and all its subsidies are located in Ontario Canada. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The summary of key information by segments for the years ended March 31, 2024, 2023 and 2022 was as follows:

	Rental	Education	Others	Construction	Real Estate	Total for the year ended March 31, 2024
Revenue from external customers	$8,019,186	$1,361,799	$–	$–	$–	$9,380,985
Revenue from inter segment	$93,442	$–	$–	$–	$–	$93,442
Cost of revenue	$6,325,094	$516,042	$–	$–	$–	$6,841,136
Gross profit	$1,694,092	$845,757	$–	$–	$–	$2,539,849
Interest Expenses	$5,809,605	$25,647	$–	$–	$198	$5,835,450
Depreciation & amortization	$2,402,707	$4,334	$2,721	$–	$–	$2,409,762
Income tax provision	$574,209	$–	$–	$–	$–	$574,209
Capital expenditure	$–	$–	$–	$–	$–	$–
Segment assets	$83,520,852	$2,188,961	$2,074,416	$73,860	$1,612	$87,859,701
Segment profit (loss)	$1,487,226	$(330,147)	$(105,045)	$(84,587)	$(198)	$967,249

	Rental	Education	Construction	Real Estate	Total for the year ended March 31, 2023
Revenue from external customers	$7,090,140	$1,342,371	$–	$–	$8,432,511
Revenue from inter segment	$23,956	$–	$–	$–	$23,956
Cost of revenue	$3,899,012	$770,179	$–	$–	$4,669,191
Gross profit	$3,191,128	$572,192	$–	$–	$3,763,320
Interest Expenses	$2,659,131	$37,351	$6,154	$159,792	$2,862,429
Depreciation & amortization	$1,341,355	$19,856	$–	$–	$1,361,211
Income tax recovery	$786,857	$70,514	$–	$4,493	$861,864
Capital expenditure	$17,311,573	$125,650	$–	$–	$17,437,223
Segment assets	$92,514,173	$3,637,457	$–	$49,996	$96,201,626
Segment profit (loss)	$(2,941,734)	$(452,205)	$(6,154)	$(172,015)	$(3,572,108)

	Rental	Education	Construction	Real Estate	Total for the year ended March 31, 2022
Revenue from external customers	$2,298,198	$669,442	$8,117	$2,272,704	$5,248,461
Revenue from inter segment	$136,977	$–	$–	$–	$136,977
Cost of revenue	$1,322,188	$319,913	$4,663	$990,261	$2,637,025
Gross profit	$976,010	$349,529	$3,454	$1,282,443	$2,611,436
Interest Expenses	$657,961	$17,554	$25,415	$205,468	$906,398
Depreciation & amortization	$494,729	$–	$–	$–	$494,729
Income tax recovery	$(34,800)	$22,942	$1,323	$323,302	$312,767
Capital expenditure	$11,464,280	$591,326	$–	$–	$12,055,606
Segment assets	$24,296,502	$4,395,712	$186,005	$7,348,365	$36,226,584
Segment profit (loss)	$(338,321)	$(388,908)	$(20,945)	$691,700	$(56,474)